INVESTMENT IN ASSOCIATE (Tables)	3 Months Ended
Jun. 30, 2024
Investment In Associate
Schedule of investment associate

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of June 30, 2024	Voting Rights Held as of March 31, 2024
Associate: Stimunity S.A.	Biotechnology	Paris, France	48.9%	48.9%

Schedule of investment in Stimunity S.A.

	As of and for the Three Months Ended June 30,
(In thousands)	2024	2023

Balance, beginning of period	$-	$806
Share of loss	-	(50)
Balance, end of period	$-	$756